Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 1,182,248	$ 4,072,339	$ 2,902,762
Accounts receivable	54,225	8,650	40,585
Other receivables	14,134	41,307
Prepaid expense	839,818	257,169	106,390
Inventory	251,187	22,353	56,340
Total current assets	2,341,612	4,401,818	3,106,077
Non-current
Property, plant and equipment, net	12,613	12,817	7,122
Operating lease right-of-use assets, net	1,576,445	1,158,776	1,317,830
Intangible assets, net	52,235,313	52,866,192	42,278,211
Prepaid royalties, non-current	339,091	339,091	344,321
Deposits	30,000	30,000	30,000
Goodwill	7,190,656	7,190,656
Total non-current assets	61,384,118	61,597,532	43,977,484
Total assets	63,725,730	65,999,350	47,083,561
Current
Accounts payable and accrued expenses	848,345	1,596,147	478,103
Note payable	213,563	127,798
Due to related parties	123,266	1,132,634
Operating lease obligations	420,913	277,142	243,292
Total current liabilities	1,606,087	3,133,721	721,395
Non-current
Operating lease obligations, net of current portion	1,155,532	881,634	1,074,538
Notes payable, net of current portion		469,252
Convertible notes	1,648,795	26,065
Derivative liabilities	4,923,725	2,485,346
Contingent liabilities	13,444,000	11,313,000
Total non-current liabilities	21,172,052	15,175,297	1,074,538
Total liabilities	22,778,139	18,309,018	1,795,933
Commitments and contingencies (Note 9)
Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020
Common stock, par value $0.001, 20,000,000 shares authorized, issued and outstanding shares - 2,702,070 and 2,395,330 at December 31, 2021 and 2020 respectively	2,722	2,702	2,395
Additional paid-in capital	103,369,939	95,511,193	82,110,867
Accumulated deficit	(62,425,070)	(47,823,563)	(36,825,634)
Total stockholders’ equity	40,947,591	47,690,332	45,287,628
Total liabilities and stockholders’ equity	$ 63,725,730	$ 65,999,350	$ 47,083,561